FUTURE POLICY BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Changes in the Liability for Future Policy Benefits
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2025	2024
Future policy benefits:
Annuities	$12,277	$10,287
Life Insurance	1,917	1,816
Deferred profit liability:
Annuities	226	242
Life Insurance	99	76
Other contracts and VOBA liability	1,730	1,667
Total future policy benefits	$16,249	$14,088
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$2,353	$2,353
Beginning balance at original discount rate	—	2,507	2,507
Effect of changes in cash flow assumptions	—	71	71
Effect of actual variances from expected experience	(25)	(97)	(122)
Adjusted beginning of period balance	(25)	2,481	2,456
Issuances	1,844	14	1,858
Interest accrual	13	95	108
Net premiums collected	(1,837)	(288)	(2,125)
Derecognitions (lapses and withdrawals)	5	—	5
Ending balance at original discount rate	—	2,302	2,302
Effect of changes in discount rate assumptions	—	(119)	(119)
Balance, end of year	$—	$2,183	$2,183

Present value of expected future policy benefits
Balance, beginning of year	$10,287	$4,169	$14,456
Beginning balance at original discount rate	10,518	4,601	15,119
Effect of changes in cash flow assumptions(1)	23	74	97
Effect of actual variances from expected experience	(47)	(75)	(122)
Adjusted beginning of period balance	10,494	4,600	15,094
Issuances	2,045	14	2,059
Interest accrual	492	177	669
Benefit payments	(964)	(332)	(1,296)
Derecognitions (lapses and withdrawals)	39	—	39
Foreign currency translation	319	—	319
Ending balance at original discount rate	12,425	4,459	16,884
Effect of changes in discount rate assumptions	(148)	(359)	(507)
Balance, end of year	$12,277	$4,100	$16,377

Net liability for future policy benefits	12,277	1,917	14,194
Less: Reinsurance recoverables	(11)	(1,269)	(1,280)
Net liability for future policy benefits, after reinsurance recoverable	$12,266	$648	$12,914

Weighted average liability duration of future policy benefits (years)	8	14
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the year ended December 31, 2025, the Company recognized liability remeasurement losses of $112 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums
Balance, beginning of year	$—	$3,145	$3,145
Beginning balance at original discount rate	—	3,253	3,253
Effect of changes in cash flow assumptions	—	(244)	(244)
Effect of actual variances from expected experience	11	(343)	(332)
Adjusted beginning of period balance	11	2,666	2,677
Issuances	3,616	48	3,664
Interest accrual	20	112	132
Net premiums collected	(3,647)	(320)	(3,967)
Derecognitions (lapses and withdrawals)	—	1	1
Ending balance at original discount rate	—	2,507	2,507
Effect of changes in discount rate assumptions	—	(154)	(154)
Balance, end of year	$—	$2,353	$2,353

Present value of expected future policy benefits
Balance, beginning of year	$5,731	$5,040	$10,771
Beginning balance at original discount rate	5,909	5,277	11,186
Effect of changes in cash flow assumptions(1)	31	(236)	(205)
Effect of actual variances from expected experience	9	(369)	(360)
Adjusted beginning of period balance	5,949	4,672	10,621
Acquisition from business combination	311	—	311
Issuances	4,947	49	4,996
Interest accrual	326	190	516
Benefit payments	(695)	(311)	(1,006)
Derecognitions (lapses and withdrawals)	23	1	24
Foreign currency translation	(343)	—	(343)
Ending balance at original discount rate	10,518	4,601	15,119
Effect of changes in discount rate assumptions	(231)	(432)	(663)
Balance, end of year	$10,287	$4,169	$14,456

Net liability for future policy benefits	10,287	1,816	12,103
Less: Reinsurance recoverables	(16)	(1,298)	(1,314)
Net liability for future policy benefits, after reinsurance recoverable	$10,271	$518	$10,789

Weighted average liability duration of future policy benefits (years)	9	15
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the year ended December 31, 2024, the Company recognized liability remeasurement losses of $60 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of Expected Net Premiums
Balance, beginning of year	$—	$3,520	$3,520
Beginning balance at original discount rate	—	3,825	3,825
Effect of changes in cash flow assumptions	—	(352)	(352)
Effect of actual variances from expected experience	2	(58)	(56)
Adjusted beginning of period balance	2	3,415	3,417
Issuances	1,448	91	1,539
Interest accrual	12	121	133
Net premiums collected	(1,462)	(374)	(1,836)
Ending balance at original discount rate	—	3,253	3,253
Effect of changes in discount rate assumptions	—	(108)	(108)
Balance, end of year	$—	$3,145	$3,145

Present value of Expected Future Policy Benefits
Balance, beginning of year	$4,252	$5,330	$9,582
Beginning balance at original discount rate	4,673	5,875	10,548
Effect of changes in cash flow assumptions(1)	(17)	(362)	(379)
Effect of actual variances from expected experience	(29)	(59)	(88)
Adjusted beginning of period balance	4,627	5,454	10,081
Issuances	1,457	92	1,549
Interest accrual	209	188	397
Benefit payments	(464)	(457)	(921)
Foreign currency translation	80	—	80
Ending balance at original discount rate	5,909	5,277	11,186
Effect of changes in discount rate assumptions	(178)	(237)	(415)
Balance, end of year	$5,731	$5,040	$10,771

Net liability for future policy benefits	5,731	1,895	7,626
Less: Reinsurance recoverables	(50)	(45)	(95)
Net liability for future policy benefits, after reinsurance recoverable	$5,681	$1,850	$7,531

Weighted average liability duration of future policy benefits (years)	9	16
Weighted average interest accretion rate	4%	5%
Weighted average current discount rate	5%	5%
__________________________
(1)For the year ended December 31, 2023, the Company recognized liability remeasurement gains of $3 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF DEC. 31 US$ MILLIONS	2025		2024
	Undiscounted	Discounted	Undiscounted	Discounted
Annuities:
Expected future benefit payments	$20,609	$12,274	$17,462	$10,263
Expected future gross premiums	—	—	—	—
Life Insurance:
Expected future benefit payments	$8,432	$4,100	$8,819	$4,169
Expected future gross premiums	5,265	3,105	5,669	3,356
Total:
Expected future benefit payments	$29,041	$16,374	$26,281	$14,432
Expected future gross premiums	5,265	3,105	5,669	3,356
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2025	2024	2023	2025	2024	2023
Annuities	$1,864	$5,058	$1,501	$486	$315	$153
Life Insurance	401	436	453	82	78	94